Deferred Income Tax and income Tax Expense - Schedule of Details of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 494,004	₩ 275,454	₩ 347,265
Impact of change in deferred taxes	82,812	(110,609)	(16,827)
Income tax expense	₩ 576,816	₩ 164,845	₩ 330,438